Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$29,028	$11,585	$11,506	$11,735	$11,913	$173,436	$249,203
Gas supply and service agreements (ii)	78,698	55,000	49,588	42,756	39,758	129,584	395,384
Service agreements	50,661	40,697	43,813	46,436	46,375	268,663	496,645
Capital projects	543,211	—	—	—	—	—	543,211
Land easements	6,607	6,641	6,718	6,810	6,887	195,434	229,097
Total	$708,205	$113,923	$111,625	$107,737	$104,933	$767,117	$1,913,540

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of June 30, 2020. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.